Operating Lease Liabilities	12 Months Ended
Jun. 30, 2020
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

NOTE 12 – OPERATING LEASE LIABILITIES

Operating lease liabilities as of June 30, 2020 and 2019, consisted of the following:

	As of June 30, 2020	As of June 30, 2019
Villas*	$1,710,552	$1,691,744
Hotel**	1,383,040	1,572,553
Base Station Tower***	222,542	-
Total operating lease liabilities	$3,316,134	$3,264,297

The operating lease liabilities is the net present value of the remaining lease payments at June 30, 2020, 2019 and 2018. During the fiscal year ended June 30, 2019, 4 out of 7 villa leases were terminated resulting in a liability reduction of lease liabilities of $2,138,136. The discount rate used for the Villas and hotels is 4.1239% and 3.2265%, respectively. The weighted average discount rate used for operating leases is 3.823%.

*	The lease agreement was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. As of June 30, 2020, the Company has paid $635,638 for the first installment.

**	The lease agreement of hotel was entered on December 19, 2018, bears interest at about 3.2265% and will mature on September 30, 2028. As of June 30, 2020, the Company has paid $145,263 for the first year installment and $495,740 for the lease transfer income to the original lessee.

***	The lease agreement was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. As of June 30, 2020, the Company has paid $28,452 for the first installment.